Construction Contracts	12 Months Ended
Dec. 31, 2025
Construction Contracts [Abstract]
Construction Contracts
20.	Construction Contracts

(1)	Changes in total contract amount in which revenue is not yet recognized for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	5,594,946	986,049	(785,395)	5,795,600

(*)
For the year ended December 31, 2023, the increased balance of contracts from new orders is ￦1,029,165 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦43,116 million.

		2024
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	5,795,600	1,190,281	(849,108)	6,136,773

(*)
For the year ended December 31, 2024, the increased balance of contracts from new orders is ￦1,299,281 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦109,000 million.

		2025
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	6,136,773	28,724,681	(673,693)	34,187,761

(*)
For the year ended December 31, 2025, the increased balance of contracts from new orders is ￦29,718,160 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦993,479 million.

(2)	Accumulated earned revenue, expense and others related to the Company’s construction contracts in progress as of December 31, 2024 and 2025 are as follows:

		2024
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts

		In millions of won
Nuclear power plant construction in overseas and others	￦	24,255,432	24,008,579	246,853	80,069

		2025
		Accumulated earned revenue	Accumulated expense	Accumulated profit (loss)	Unearned advance receipts

		In millions of won
Nuclear power plant construction in overseas and others	￦	23,954,612	25,468,062	(1,513,450)	102,359

(3)	Gross amount due from customers recognized as contract assets and due to customers recognized as contract liabilities for contract work as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Contract assets (*1)	Contract liabilities (*2)	Contract assets (*1)	Contract liabilities (*2)

		In millions of won
Nuclear power plant construction in overseas and others	￦	1,159,085	161,778	538,057	363,521

(*1)	Included in trade and other receivables, net, in the consolidated statements of financial position.

(*2)
Included in non-financial liabilities as advance received in the consolidated statements of financial position. The revenue recognized for the year ended December 31, 2025 from the amounts included in contract liabilities at the end of the prior year was ￦134,174 million.

(4)
The Company has recognized provisions for expected contract losses arising from certain overseas power plant construction projects. With respect to the UAE nuclear power plant project, the Company is in discussions with the contracting parties regarding prolongation costs and potential liquidated damages. In addition, during the year ended December 31, 2025, the Company recognized provisions in relation to other overseas construction projects based on updated estimates of total contract costs and expected recoveries. For certain projects, detailed quantitative disclosures and project specific information have not been provided, as such disclosures could prejudice the Company’s position in ongoing negotiations with counterparties.